TRANSACTIONS WITH RELATED PARTIES (Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Current asset		$ 5	[1]
First Aviation Services, Inc. [Member]
Related Party Transaction [Line Items]
Current asset		$ 5

[1]	(*) Excluding held for sale assets at December 31, 2013